Debt Arrangements - Summary of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Term loan	$ 0	$ 23,000
Deferred financing costs, net	0	(31)
Total notes payable	0	22,969
Less current portion	0	(3,977)
Notes payable, net of current portion	$ 0	$ 18,992